FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2005

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2005




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements.................................................10




0603-0725876

                              [ERNST & YOUNG LLP]


             Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the mutual funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2005, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


March 24, 2006

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2005



                                                                                           MONEY MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
ASSETS
Investments in shares of mutual funds, at market                                               $363,300

LIABILITIES                                                                                           -
                                                                                        -------------------
                                                                                        -------------------
Net assets                                                                                     $363,300
                                                                                        ===================
                                                                                        ===================

NET ASSETS
Accumulation units                                                                             $212,688
Contracts in annuitization period                                                               150,612
                                                                                        -------------------
                                                                                        -------------------
Total net assets                                                                               $363,300
                                                                                        ===================
                                                                                        ===================

Investments in shares of mutual funds, at cost                                                 $363,300
Shares of mutual fund owned                                                                     363,300

Accumulation units outstanding                                                                   13,704
Accumulation unit value                                                                      $    15.52

Annuitized units outstanding                                                                      9,704
Annuitized unit value                                                                        $    15.52

See accompanying notes.


       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES      GROWTH      GROWTH AND INCOME   INTERNATIONAL        GLOBAL            TOTAL
     DIVISION         DIVISION          DIVISION          DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $1,019,771       $4,233,814       $1,632,075        $1,388,464        $1,733,957        $2,660,410

               -                 -               -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,019,771        $4,233,814      $1,632,075        $1,388,464        $1,733,957        $2,660,410
===========================================================================================================
===========================================================================================================


      $1,005,187        $4,207,949      $1,604,578        $1,381,134        $1,697,244        $2,603,054
          14,584            25,865          27,497             7,330            36,713            57,356
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,019,771        $4,233,814      $1,632,075        $1,388,464        $1,733,957        $2,660,410
===========================================================================================================
===========================================================================================================

      $1,044,296        $3,226,824      $1,414,262       $   878,490        $1,787,481        $2,424,934
          86,275           206,628          65,598            76,753           153,176           138,707

          42,590            97,843          65,929            61,388            74,054            77,993
    $      23.60     $       43.01    $       24.34      $      22.50      $      22.92    $       33.38

             618               601           1,130               326             1,602             1,718
    $      23.60     $       43.01    $       24.34       $     22.50      $      22.92    $       33.38

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2005



                                                                                           MONEY MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
Income:
   Dividends                                                                                   $5,880
Expenses:
   Mortality and expense risk                                                                   3,451
                                                                                        -------------------
                                                                                        -------------------
Net investment income (loss)                                                                    2,429

Realized gain on investments:
   Realized gain (loss) on sales of fund shares                                                     -
   Realized capital gain distributions                                                              -
                                                                                        -------------------
                                                                                        -------------------
Net realized gain on investments                                                                    -

Change in unrealized appreciation/depreciation of investments                                       -
                                                                                        -------------------
                                                                                        -------------------
Net increase (decrease) in net assets from operations                                          $2,429
                                                                                        ===================

See accompanying notes.

       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES      GROWTH      GROWTH AND INCOME   INTERNATIONAL        GLOBAL            TOTAL
     DIVISION         DIVISION          DIVISION          DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $35,679     $           -         $  24,491        $    6,550         $166,459          $71,550

        17,038            59,954            23,123            18,211           25,939           38,760
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        18,641           (59,954)            1,368           (11,661)         140,520           32,790


        (2,852)          128,931            25,674            49,457           17,104           27,483
        33,800                 -                 -                 -           21,232                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        30,948           128,931            25,674            49,457           38,336           27,483

       (42,290)          338,465            26,960           173,808         (353,750)           6,137
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $  7,299          $407,442           $54,002          $211,604        $(174,896)         $66,410
===========================================================================================================

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets


                                                                              MONEY MARKET DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $    2,429       $   (2,544)
   Net realized gain on investments                                                 -                -
   Change in unrealized appreciation/depreciation of investments
                                                                                    -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           2,429           (2,544)

Contract transactions:
   Purchase payments                                                                -                -
   Administrative charges                                                        (405)            (491)
   Contract distributions and terminations                                   (130,505)        (269,456)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                  253,757           63,368
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                 (6,628)          (4,957)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions
                                                                              116,219         (211,536)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                       118,648         (214,080)

Net assets at beginning of year                                               244,652          458,732
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $363,300         $244,652
                                                                       ====================================

See accompanying notes.

         U.S. GOVERNMENT/
            HIGH GRADE                                                              GROWTH AND
       SECURITIES DIVISION                   GROWTH DIVISION                     INCOME DIVISION
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
      2005             2004               2005             2004               2005             2004
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------

   $     18,641     $     22,293        $    (59,954)    $    (60,130)     $       1,368    $      (8,569)
         30,948           44,369             128,931           26,633             25,674           10,360

        (42,290)         (34,610)            338,465          579,199             26,960          158,580
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
          7,299           32,052             407,442          545,702             54,002          160,371


              -                -                   -                -                  -                -
           (741)            (762)             (2,831)          (3,091)            (1,242)          (1,360)
       (237,353)          (4,318)           (503,578)        (396,932)          (149,006)        (216,402)

        (14,368)        (253,596)           (199,470)         203,358             19,083          213,732

        (84,044)          (1,903)            (25,109)         (10,738)           (34,573)         (15,166)
----------------------------------- ----------------------------------- -----------------------------------

       (336,506)        (260,579)           (730,988)        (207,403)          (165,738)         (19,196)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       (329,207)        (228,527)           (323,546)         338,299           (111,736)         141,175

      1,348,978        1,577,505           4,557,360        4,219,061          1,743,811        1,602,636
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     $1,019,771       $1,348,978          $4,233,814       $4,557,360         $1,632,075       $1,743,811
=================================== =================================== ===================================

                   American Republic Variable Annuity Account

                                                                             INTERNATIONAL DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $    (11,661)    $    (13,683)
   Net realized gain on investments                                              49,457           21,738
   Change in unrealized appreciation/depreciation of investments
                                                                                173,808          174,373
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           211,604          182,428

Contract transactions:
   Purchase payments                                                                  -                -
   Administrative charges                                                        (1,464)          (1,480)
   Contract distributions and terminations                                     (109,829)        (124,961)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                     (9,466)          30,800
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                  (33,364)          (5,054)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions

(154,123) (100,695)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                          57,481           81,733

Net assets at beginning of year                                               1,330,983        1,249,250
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $1,388,464       $1,330,983
                                                                       ====================================

See accompanying notes.

                GLOBAL BOND DIVISION                                  TOTAL RETURN DIVISION
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
               YEAR ENDED DECEMBER 31                                YEAR ENDED DECEMBER 31
            2005                      2004                       2005                      2004
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------

        $    140,520               $   100,262               $     32,790             $     24,179
              38,336                    93,058                     27,483                   17,554

            (353,752)                  (48,378)                     6,137                  169,554
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
            (174,896)                  144,942                     66,410                  211,287


                   -                         -                        500                        -
              (1,538)                   (1,810)                    (2,045)                  (2,118)
             (78,648)                 (266,330)                  (205,743)                (400,739)

                   -                  (223,279)                   (21,150)                 (34,383)

             (50,650)                  (15,524)                   (42,895)                 (21,378)
------------------------------------------------------ ----------------------------------------------------

            (130,836)                 (506,943)                  (271,333)                (458,618)
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
            (305,732)                 (362,001)                  (204,923)                (247,331)

           2,039,689                 2,401,690                  2,865,333                3,112,663
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
          $1,733,957                $2,039,689                 $2,660,410               $2,865,332
====================================================== ====================================================

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund) at December 31, 2005:

   DIVISION                                               INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Money Market                                           Money Market Portfolio
   U.S. Government/High Grade Securities                  U.S. Government/High Grade Securities Portfolio
   Growth                                                 Growth Portfolio
   Growth and Income                                      Growth and Income Portfolio
   International                                          International Portfolio
   Global Bond                                            Global Bond Portfolio
   Total Return                                           Total Return Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2005:

                                                                          COST OF         PROCEEDS FROM
   DIVISION                                                              PURCHASES            SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Money Market                                                               $269,461          $150,813
   U.S. Government/High Grade Securities                                        80,009           364,073
   Growth                                                                          298           791,240
   Growth and Income                                                            67,059           231,430
   International                                                                14,592           180,376
   Global Bond                                                                 218,472           187,556
   Total Return                                                                121,780           360,323

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                           2005                                     2004
                         ---------------------------------------   ----------------------------------------
                                                          NET
                                                       INCREASE                                    NET
   DIVISION                PURCHASED      REDEEMED    (DECREASE)     PURCHASED     REDEEMED     (DECREASE)
   -------------------------------------------------------------   ----------------------------------------
   -------------------------------------------------------------   ----------------------------------------

   Money Market                17,063        9,564        7,499          6,429       20,143      (13,714)
   U.S. Government /High
      Grade Securities
                                  448       14,718      (14,270)           439       11,735      (11,296)
   Growth                          11       18,571      (18,560)         6,416       11,955       (5,539)
   Growth and Income            1,828        8,863       (7,035)        12,112       12,860         (748)
   International                  437        8,241       (7,804)         1,691        7,848       (6,157)
   Global Bond                  1,272        6,659       (5,387)         1,678       23,794      (22,116)
   Total Return                 1,586        9,841       (8,255)           602       15,413      (14,811)

6. UNIT VALUES

The following is a summary of units outstanding, unit values, and net assets at December 31, 2005, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                RATIO OF
                                                                                EXPENSES
                                                     NET       INVESTMENT      TO AVERAGE
                                           UNIT     ASSETS       INCOME           NET           TOTAL
            DIVISION            UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)    RETURN (3)
   --------------------------------------------------------------------------------------------------------
   MONEY MARKET (4)
      2005                       23,408    $15.52   $   363       2.39%           1.40%          0.91%
      2004                       15,909     15.38       245       0.67            1.40          (0.71)
      2003                       29,623     15.49       459       0.54            1.40          (0.83)
      2002                       36,000     15.62       562       1.26            1.40          (0.19)
      2001                       35,577     15.65       557       2.15            1.40           0.58
   U.S. GOVERNMENT/HIGH GRADE
      SECURITIES (4)
      2005                       43,208     23.60     1,020       2.93            1.40            .55
      2004                       57,478     23.47     1,349       2.91            1.40           2.31
      2003                       68,774     22.94     1,578       2.75            1.40           2.46
      2002                       54,063     22.39     1,211       9.03            1.40           6.92
      2001                       72,777     20.94     1,513       7.11            1.40           6.78

6. UNIT VALUES (CONTINUED))


                                                                                RATIO OF
                                                                                EXPENSES
                                                     NET       INVESTMENT      TO AVERAGE
                                           UNIT     ASSETS       INCOME           NET           TOTAL
            DIVISION            UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)    RETURN (3)
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   U.S. GOVERNMENT/ HIGH
      GRADE SECURITIES (4)
      (CONTINUED)
      2005                       98,444    $43.01    $4,234            -%         1.40%         10.42%
      2004                      117,004     38.95     4,557           -           1.40          13.13
      2003                      122,543     34.43     4,219           -           1.40          33.19
      2002                      146,650     25.85     3,791           -           1.40         (29.08)
      2001                      181,832     36.45     6,628           -           1.40         (22.79)
   GROWTH AND INCOME
      2005                       67,059     24.34     1,632       1.48            1.40           3.40
      2004                       74,094     23.54     1,744       0.87            1.40           9.95
      2003                       74,842     21.41     1,603       1.08            1.40          30.63
      2002                       82,844     16.39     1,358        .64            1.40         (23.12)
      2001                       97,099     21.32     2,070       1.64            1.40          (1.11)
   INTERNATIONAL
      2005                       61,714     22.50     1,388       0.5             1.40          17.49
      2004                       69,518     19.15     1,331       0.27            1.40          15.99
      2003                       75,675     16.51     1,249       0.15            1.40          29.80
      2002                      105,519     12.72     1,342       0.05            1.40         (16.48)
      2001                      120,413     15.23     1,834       0.01            1.40         (22.22)
   GLOBAL BOND
      2005                       75,656     22.92     1,734       8.98            1.40          (8.94)
      2004                       81,043     25.17     2,040       6.00            1.40           8.12
      2003                      103,159     23.28     2,402       5.83            1.40          11.65
      2002                      104,912     20.85     2,187       1.15            1.40          15.32
      2001                      132,698     18.08     2,399           -           1.40          (2.90)
   TOTAL RETURN
      2005                       79,711     33.38     2,660       2.58            1.40          2.49
      2004                       87,966     32.57     2,865       2.22            1.40          7.53
      2003                      102,777     30.29     3,113       2.63            1.40         17.40
      2002                      127,294     25.80     3,284       1.95            1.40        (11.83)
      2001                      151,145     29.26     4,422       4.97            1.40          3.28

6. UNIT VALUES (CONTINUED))

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4) During 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market and Strategic Fixed Income Portfolios into the Money Market and U.S. Government/High Grade Securities Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income Division were transferred to the U.S. Government/High Grade Securities Division and the Strategic Fixed Income Division of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.